IMPORTANT INFORMATION REGARDING THE FEDERATED FUNDS

SUPPLEMENT TO SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION
Effective February 1, 2018, exchanges of Class B Shares of the Federated funds listed below (the “Funds”) will only be permitted into Class B Shares of Federated Government Reserves Fund, an affiliated government money market fund. The Funds' Class B Shares were previously closed to new accounts on June 1, 2015 and to new purchases or inbound exchanges on August 1, 2015.
Shareholders may continue to hold Class B Shares of the Funds until such shares automatically convert to Class A Shares under the Fund's existing conversion schedule as described in each Fund's prospectus, or until the shareholder redeems such Class B Shares, subject to any contingent deferred sales charges.
The Federated Funds include the Class B Shares of the following registrants and portfolios:
FEDERATED EQUITY fUNDS
Federated Absolute Return Fund
federated income securities trust
Federated Fund for U.S. Government Securities
federated Municipal Securities income trust
Federated New York Municipal Income Fund
federated Municipal bond fund, inc.
November 20, 2017
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q454206 (11/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
IMPORTANT INFORMATION REGARDING THE FEDERATED FUNDS

SUPPLEMENT TO SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION
Effective December 1, 2017, Class B Shares of the Federated Funds listed below (the “Funds”) will be closed to new accounts and to new investors.
Effective at the close of business on January 31, 2018, the Class B Share Systematic Investment Program (SIP) will be discontinued. Any SIP purchases will be rejected after the January 31, 2018 effective date.
Effective February 1, 2018, Class B Shares of the Funds will be closed to all new purchases made by existing shareholders (excluding reinvestment of dividends and capital gains). In addition, effective February 1, 2018, the Funds will be closed to inbound exchanges from Class B Shares of other Federated funds, and Class B Share exchanges will only be permitted into Class B Shares of Federated Government Reserves Fund, an affiliated government money market fund.
Shareholders may continue to hold Class B Shares of the Funds until such shares automatically convert to Class A Shares under the Fund's existing conversion schedule as described in each Fund's prospectus, or until the shareholder redeems such Class B Shares, subject to any contingent deferred sales charges (CDSC).
Reinvestment of dividends and capital gains will continue uninterrupted. Other than the changes to the exchange privileges described above, all other Class B Share features, including but not limited to distribution (12b-1) and service fees, CDSC, accumulation privileges, and conversion features, will remain unchanged for Class B Shares held after February 1, 2018.

The Federated Funds include the Class B Shares of the following registrants and portfolios:
FEDERATED EQUITY fUNDS
Federated Kaufmann Fund
Federated Kaufmann Small Cap Fund
Federated Clover Value Fund
federated income securities trust
Federated Capital Income Fund
Federated Muni and Stock Advantage Fund
federated investment series funds, inc.
Federated Bond Fund
federated fixed income securities, inc.
Federated Strategic Income Fund
FEDERATED TOTAL RETURN SERIES, INC.
Federated Total Return Bond Fund
federated world investment series, inc.
Federated International Leaders Fund
FEDERATED MDT SERIES
Federated MDT Large Cap Growth Fund
federated municipal securities income trust
Federated Municipal High Yield Advantage Fund
FEDERATED MDT EQUITY TRUST
Federated MDT Large Cap Value Fund
federated equity income fund, inc.
FEDERATED GLOBAL ALLOCATION FUND
federated high income bond fund, inc.
November 20, 2017
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q454196 (11/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
IMPORTANT INFORMATION REGARDING THE FEDERATED FUNDS

SUPPLEMENT TO SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION
On November 16, 2017, the Board of Trustees/Directors (the “Board”) approved a Plan of Conversion for the Class B Shares of the Federated Funds listed below (the “Funds”), pursuant to which the Class B Shares will be converted into the Funds' existing Class A Shares at the close of business on February 2, 2018. In approving the conversion, the Board determined that the conversion of the Class B Shares into Class A Shares is in the best interests of the shareholders of the Class B Shares. The Funds' Class B Shares were previously closed to new accounts on June 1, 2015 and to new purchases or inbound exchanges on August 1, 2015.
Pursuant to the Plan of Conversion, Class B shareholders will automatically receive shares of Class A Shares in exchange for their Class B Shares without any fee, load or charge to the shareholder, including any contingent deferred sales charges, as of the close of business on February 2, 2018. Future purchases of Class A Shares will be at the applicable sales load schedule. Shareholders should consult their Fund's prospectus for additional information regarding Class A sales loads and other expenses.
The conversion will occur on a tax-free basis. The cash value of a shareholder's investment will not change as a result of the share class conversion. Class B shareholders will receive Class A Shares with a total dollar value equal to the total dollar value of the Class B Shares owned at the time of conversion. With respect to each Fund, the Class A Shares into which shareholders will be converted currently offer a lower total net expense ratio, including lower or dormant Rule 12b-1 fees, than the Class B Shares.
No action is required by shareholders to effect the conversion. There will be no disruption to their accounts.
Please delete all references to the following Class B Shares effective as of February 2, 2018.

The Federated Funds include the Class B Shares of the following registrants and portfolios:
FEDERATED EQUITY fUNDS
Federated MDT Mid Cap Growth Fund
federated world investment series, inc.
Federated Emerging Market Debt Fund
Federated International Small-Mid Company Fund
FEDERATED MDT SERIES
Federated MDT Small Cap Growth Fund
federated municipal securities income trust
Federated Pennsylvania Municipal Income Fund
federated International Series, inc.
Federated Global Total Return Bond Fund
federated government income securities, inc.
November 20, 2017
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q454195 (11/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.